SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Sales	$ 200,681	$ 0	$ 263,555	$ 0
Sales	45,157	0	90,313	0
Sales	4,676,738	2,828,102	8,751,440	5,750,485
Sales	(4,521,214)	(2,828,102)	(8,578,198)	(5,750,485)
Biotechnology Segment [Member]
Segment Reporting Information [Line Items]
Sales	0	0	0	0
Sales	0	0	0	0
Sales	4,413,385	2,828,102	8,428,087	5,750,485
Sales	(4,413,385)	(2,828,102)	(8,428,087)	(5,750,485)
Technology Segment [Member]
Segment Reporting Information [Line Items]
Sales	200,681	0	263,555	0
Sales	45,157	0	90,313	0
Sales	263,353	0	323,353	0
Sales	$ (107,829)	$ 0	$ (150,111)	$ 0